Securities - Amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 111,086,058	$ 110,999,045
Available-for-sale securities, gross unrealized gains	1,387,292	4,647,015
Available-for-sale securities, gross unrealized losses	(3,488,753)	(258,237)
Available-for-sale securities, fair value	108,984,597	115,387,823
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	10,710,675	10,090,835
Available-for-sale securities, gross unrealized gains	114,936	248,601
Available-for-sale securities, gross unrealized losses	(405,535)	(10,556)
Available-for-sale securities, fair value	10,420,076	10,328,880
Mortgage-backed securities (government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	49,486,337	50,917,555
Available-for-sale securities, gross unrealized gains	219,222	1,134,245
Available-for-sale securities, gross unrealized losses	(1,359,904)	(95,319)
Available-for-sale securities, fair value	48,345,655	51,956,481
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	50,889,046	49,990,655
Available-for-sale securities, gross unrealized gains	1,053,134	3,264,169
Available-for-sale securities, gross unrealized losses	(1,723,314)	(152,362)
Available-for-sale securities, fair value	$ 50,218,866	$ 53,102,462